RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2026
Related Party [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
In the normal course of operations, the Corporation entered into the transactions below with related parties. These transactions have been measured at fair value and are recognized in the unaudited interim condensed consolidated financial statements. The ultimate parent of the Corporation is Brookfield Corporation. Other related parties of the Corporation include Brookfield Corporation’s subsidiaries, affiliates, and operating entities.
(a)Transactions with Brookfield
As at June 30, 2026, the Corporation had $1 billion available on its revolving acquisition credit facility with Brookfield and $nil was drawn (December 31, 2025: $nil). Refer to Note 17 for further details.
From time to time, each of Brookfield and the Corporation may place funds on deposit with the other, on terms approved by the independent directors of the Corporation, pursuant to deposit agreements entered into between Brookfield and the Corporation (the “Deposit Agreements”). Interest earned or incurred on such deposits is at market terms. As at June 30, 2026, the net deposit from and/or placed with Brookfield was $nil (December 31, 2025: $nil) and the Corporation incurred interest income (expense) of $nil for the three and six months ended June 30, 2026 (June 30, 2025: $nil) on these deposits.
Pursuant to the Master Services Agreement (“Master Services Agreement”), the Corporation and other service recipients (the “Service Recipients” as defined in the Master Services Agreement) pay a base management fee, referred to as the Base Management Fee, to certain service providers (the “Service Providers” as defined in the Master Services Agreement) which are wholly-owned subsidiaries of Brookfield Asset Management, equal to 0.3125% per quarter (1.25% annually) of the total capitalization of the Corporation, which is reflected within general and administrative expenses. For purposes of calculating the Base Management Fee, the total capitalization of the Corporation is equal to the quarterly volume-weighted average trading price of a Class A Share on the principal stock exchange for the Class A Shares (based on trading volumes) multiplied by the number of Class A Shares outstanding at the end of the quarter, plus the value of securities of the other Service Recipients that are not held by the Corporation, plus all outstanding debt with recourse to a Service Recipient, less all cash held by such entities. The Base Management Fee for the three and six months ended June 30, 2026 was $28 million and $57 million, respectively (June 30, 2025: $22 million and $43 million, respectively).
In its capacity as the holder of the Special Shares, Brookfield is entitled to incentive dividends. The incentive dividend for the three and six months ended June 30, 2026 was $nil (June 30, 2025: $nil). Refer to Note 20 for further details.
An integral part of the Corporation’s strategy is to participate alongside institutional investors in Brookfield-sponsored private equity funds that target acquisitions that suit the Corporation’s investment mandate. In the normal course of business, the Corporation and institutional investors have made commitments to Brookfield-sponsored private equity funds, and in connection therewith, the Corporation, together with institutional investors, has access to short-term financing using the private equity funds’ credit facilities to facilitate investments that Brookfield has determined to be in the Corporation’s best interests.
In addition, at the time of spin-off of BBU, the Corporation’s predecessor, from Brookfield in 2016, BBU entered into indemnity agreements with Brookfield that relate to certain contracts that were in place prior to the spin-off. Under these indemnity agreements, Brookfield has agreed to indemnify BBU for payments relating to such contracts.
(i)    Redemption of units held in evergreen private equity fund
In July 2025, the Corporation sold a partial interest in three businesses to an evergreen private equity fund, managed by Brookfield Asset Management, in exchange for units in the fund with an initial redemption value of $688 million, representing an 8.6% discount to the net asset value of the interests sold. In the 18-month period following the initial closing of the evergreen private equity fund, the units are redeemable for cash at an 8.6% discount to their net asset value at the time of redemption. Any remaining units still outstanding after this 18-month period will be redeemable at their net asset value.
The units of the evergreen private equity fund received represent an investment in an equity instrument of the fund and are accounted for as a financial asset measured at FVOCI. For the three and six months ended June 30, 2026, the evergreen private equity fund partially redeemed units held by the Corporation for proceeds of $34 million and $77 million respectively. To date, the evergreen private equity fund has redeemed 25% of the units held by the Corporation for proceeds of $164 million. The fair value of the units remaining as at June 30, 2026 was $490 million.
(b)Other
In the normal course of operations, the Corporation’s residential mortgage insurer provides insurance policies to borrowers of the Corporation’s Canadian residential and multi-family mortgage lender at market rates. The Corporation’s residential mortgage insurer has provided the Corporation’s Canadian residential and multi-family mortgage lender with bulk insurance at market premiums. For the three and six months ended June 30, 2026, the total bulk insurance premiums received by the Corporation’s residential mortgage insurer were not material.
During the six months ended June 30, 2026, an associate of the Corporation entered into tax credit transfer agreements on market terms with an associate of Brookfield Renewable for $92 million.
The following table summarizes revenues the Corporation has earned from transactions with related parties for the three and six months ended June 30, 2026 and 2025:

		Three Months Ended June 30,		Six Months Ended June 30,
(US$ MILLIONS)	Related Parties	2026	2025	2026	2025
Revenues
	Brookfield Corporation (1)	$48	$33	$86	$77
	Joint ventures of operating subsidiaries (2)	238	187	410	379
	Associates of operating subsidiaries (3)	68	72	146	130
	Other	12	17	23	20
		$366	$309	$665	$606
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(1)Includes revenues earned by the Corporation’s construction services from an affiliate of Brookfield Corporation.
(2)Includes revenues earned by the Corporation’s advanced energy storage operation from an associate.
(3)The Corporation corrected its comparative period disclosure for the three and six months ended June 30, 2025, to include revenue earned by the Corporation’s Australian asset manager and lender from an associate.
The following table summarizes balances with related parties as at June 30, 2026 and December 31, 2025:

(US$ MILLIONS)	Related Parties	June 30, 2026	December 31, 2025
Financial assets	Brookfield Corporation (1)	$490	$584
	Associates of operating subsidiaries	117	63
		$607	$647
Accounts and other receivable, net
	Brookfield Corporation	$442	$445
	Joint ventures of operating subsidiaries	67	89
	Associates of operating subsidiaries	39	63
	Other	44	58
		$592	$655

Accounts payable and other	Brookfield Corporation (2)	$294	$330
Non-recourse borrowings in subsidiaries of the Corporation
	Brookfield Wealth Solutions	$79	84
	Associates of operating subsidiaries	440	348
		$519	$432

Interest of others in operating subsidiaries	Brookfield Wealth Solutions	$4	$4
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(1)Includes the fair value of units in an evergreen private equity fund managed by Brookfield Asset Management.
(2)Includes $177 million related to a tax receivable agreement due to an affiliate of Brookfield Corporation by the Corporation’s advanced energy storage operation (December 31, 2025: $170 million).